SUMMARY OF STOCK OPTION ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	80,000	80,000
Aggregate Intrinsic Value, Beginning Balance
Number of Options Outstanding, Granted/Cancelled
Weighted Average Exercise Price, Beginning Balance	$ 8.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 3 months 29 days
Weighted Average Exercise Price, Granted
Number of Options Outstanding, Ending Balance	80,000	80,000
Weighted Average Exercise Price, Ending Balance	$ 8.84	$ 8.84
Weighted Average Remaining Contractual Term (Years), Ending Balance	2 years 3 months 29 days
Aggregate Intrinsic Value, Ending Balance
Number of Options Outstanding, Exercisable	40,000
Weighted Average Exercise Price, Exercisable	$ 8.84
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableWeightedAverageRemainingContractualTerm2]	2 months 10 days
Aggregate Intrinsic Value, exercisable